SCHEDULE OF ALLOWANCES OF EXPECTED CREDIT LOSS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Receivables [Abstract]
Balance at beginning of the period	$ 49,573	$ 28,382
Provision	8,167	21,191
Ending balance	$ 57,740	$ 49,573